Leases (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease right-of-use asset	$ 547,186	$ 703,524	$ 859,861
Operating lease liability	$ 710,515	$ 900,000